Borrowings, other debts and derivative liabilities - Summary of Other Short Term Debt (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Series D Three Picc Notes [Member]
Short-term Debt [Line Items]
Other Short-term Borrowings	¥ 0	¥ 76,252